Nature of Business, Formation of Genworth and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature of Business, Formation of Genworth and Basis of Presentation

(1) Formation of Genworth and Basis of Presentation

Genworth Holdings, Inc. (formerly known as Genworth Financial, Inc.) was incorporated in Delaware on October 23, 2003. On April 1, 2013, Genworth completed a holding company reorganization as further described in note 11. The accompanying condensed financial statements include on a consolidated basis the accounts of Genworth and our affiliate companies in which we hold a majority voting interest or where we are the primary beneficiary of a variable interest entity. All intercompany accounts and transactions have been eliminated in consolidation.

We have the following operating segments:

•	U.S. Life Insurance. We offer and manage a variety of insurance and fixed annuity products. Our primary insurance products include life insurance, long-term care insurance and fixed annuities.

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International Mortgage Insurance. We are a leading provider of mortgage insurance products and related services in Canada and Australia and also participate in select European and other countries. Our products predominantly insure prime-based, individually underwritten residential mortgage loans, also known as flow mortgage insurance. On a selective basis, we also provide mortgage insurance on a structured, or bulk, basis that aids in the sale of mortgages to the capital markets and helps lenders manage capital and risk. Additionally, we offer services, analytical tools and technology that enable lenders to operate efficiently and manage risk.

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U.S. Mortgage Insurance. In the United States, we offer mortgage insurance products predominantly insuring prime-based, individually underwritten residential mortgage loans, also known as flow mortgage insurance. We selectively provide mortgage insurance on a bulk basis with essentially all of our bulk writings prime-based. Additionally, we offer services, analytical tools and technology that enable lenders to operate efficiently and manage risk.

•

International Protection. We are a leading provider of payment protection coverages (referred to as lifestyle protection) in multiple European countries and have operations in select other countries. Our lifestyle protection insurance products primarily help consumers meet specified payment obligations should they become unable to pay due to accident, illness, involuntary unemployment, disability or death.

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Runoff. The Runoff segment includes the results of non-strategic products which are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance, institutional, corporate-owned life insurance and other accident and health insurance products. Institutional products consist of: funding agreements, funding agreements backing notes (“FABNs”) and guaranteed investment contracts (“GICs”). In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing blocks of business.

We also have Corporate and Other activities which include debt financing expenses that are incurred at our holding company level, unallocated corporate income and expenses, eliminations of inter-segment transactions and the results of other businesses that are managed outside of our operating segments. On March 27, 2013, we announced that we had agreed to sell our wealth management business to AqGen Liberty Acquisition, Inc., a subsidiary of AqGen Liberty Holdings LLC, a partnership of Aquiline Capital Partners and Genstar Capital, and the sale is expected to close in the second half of 2013. As a result, this business has been accounted for as discontinued operations and its financial position, results of operations and cash flows are separately reported for all periods presented. Our wealth management business, previously a separate segment, is separately presented as discontinued operations and all prior periods reflected herein have been re-presented on this basis. See note 10 for additional information.

The accompanying condensed consolidated financial statements are unaudited and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. These condensed consolidated financial statements include all adjustments (including normal recurring adjustments) considered necessary by management to present a fair statement of the financial position, results of operations and cash flows for the periods presented. The results reported in these condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. The condensed consolidated financial statements included herein should be read in conjunction with the audited consolidated financial statements and related notes contained in our 2012 Annual Report on Form 10-K. Certain prior year amounts have been reclassified to conform to the current year presentation.

We have a practice of refunding the post-delinquent premiums in our U.S. mortgage insurance business to the insured party if the delinquent loan goes to claim. Our historical accounting practice was to account for these premium refunds as a reduction in premiums upon payment. In the first quarter of 2013, we determined that we should have been recording a liability for premiums received on the delinquent loans where our practice was to refund post-delinquent premiums. This error was not material to our consolidated financial condition, results of operations or cash flows as presented in our previously filed annual and quarterly financial statements; however, the adjustment to correct the cumulative effect of this error would have been material if recorded in the first quarter of 2013. We restated our financial statements to correct this error for all periods presented herein. The cumulative decrease to retained earnings was $46 million as of January 1, 2012.

The following table summarizes the impact on our consolidated balance sheet as of December 31, 2012 to reflect the recording of a liability for premiums received on the delinquent loans expected to be refunded upon claim in our U.S. mortgage insurance business:

(Amounts in millions)	As previously reported (1)	Premium restatement	As restated
Liabilities and stockholders’ equity
Liabilities:
Other liabilities	$5,171	$68	$5,239
Deferred tax liability	$1,531	$(24)	$1,507
Total liabilities	$95,487	$44	$95,531
Stockholders’ equity:
Retained earnings	$1,907	$(44)	$1,863
Total Genworth’s stockholders’ equity	$16,537	$(44)	$16,493

(1)	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.

The following table summarizes the impact on our consolidated statement of income for the three months ended March 31, 2012 to reflect the recording of a liability for premiums received on the delinquent loans expected to be refunded upon claim in our U.S. mortgage insurance business:

(Amounts in millions)	As previously reported (1)	Premium restatement	As restated
Premiums	$1,107	$(1)	$1,106
Total revenues	$2,316	$(1)	$2,315
Income from continuing operations before income taxes	$83	$(1)	$82
Income from continuing operations	$68	$(1)	$67
Net income	$80	$(1)	$79
Net income available to Genworth’s common stockholders	$47	$(1)	$46
Net income available to Genworth’s common stockholders per common share:
Basic	$0.09	$—	$0.09
Diluted	$0.09	$—	$0.09

(1)	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.

Total comprehensive income (loss) for the three months ended March 31, 2012 changed by an amount consistent with net income above.

In our previously reported condensed consolidated statement of cash flows for the three months ended March 31, 2012, net income in cash flows from operating activities has been restated by a decrease of $1 million with an offsetting increase to other liabilities and other policy-related balances in cash flows from operating activities. The restatement had no effect on total cash flows from operating, investing or financing activities in the three months ended March 31, 2012.

(1) Nature of Business and Formation of Genworth

Genworth Financial, Inc. (“Genworth”) was incorporated in Delaware on October 23, 2003 as an indirect subsidiary of General Electric Company (“GE”) in preparation for the initial public offering (“IPO”) of Genworth’s common stock, which was completed on May 28, 2004. In connection with our IPO, Genworth acquired substantially all of the assets and liabilities of GE Financial Assurance Holdings, Inc. (“GEFAHI”). The transaction was accounted for at book value as a transfer between entities under common control and is referred to as our corporate formation.

The accompanying financial statements include on a consolidated basis the accounts of Genworth and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities (“VIEs”), which we refer to as the “Company,” “we,” “us” or “our” unless the context otherwise requires.

We have the following operating segments:

•	U.S. Life Insurance. We offer and manage a variety of insurance and fixed annuity products. Our primary insurance products include life insurance, long-term care insurance and fixed annuities.

•

International Mortgage Insurance. We are a leading provider of mortgage insurance products and related services in Canada and Australia and also participate in select European and other countries. Our products predominantly insure prime-based, individually underwritten residential mortgage loans, also known as flow mortgage insurance. On a selective basis, we also provide mortgage insurance on a structured, or bulk, basis that aids in the sale of mortgages to the capital markets and helps lenders manage capital and risk. Additionally, we offer services, analytical tools and technology that enable lenders to operate efficiently and manage risk.

•

U.S. Mortgage Insurance. In the United States, we offer mortgage insurance products predominantly insuring prime-based, individually underwritten residential mortgage loans, also known as flow mortgage insurance. We selectively provide mortgage insurance on a bulk basis with essentially all of our bulk writings prime-based. Additionally, we offer services, analytical tools and technology that enable lenders to operate efficiently and manage risk.

•

International Protection. We are a leading provider of payment protection coverages (referred to as lifestyle protection) in multiple European countries. Our lifestyle protection insurance products primarily help consumers meet specified payment obligations should they become unable to pay due to accident, illness, involuntary unemployment, disability or death.

•

Runoff. The Runoff segment includes the results of non-strategic products which are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance, institutional, corporate-owned life insurance and Medicare supplement insurance products. Institutional products consist of: funding agreements, funding agreements backing notes (“FABNs”) and guaranteed investment contracts (“GICs”). In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing blocks of business. Effective October 1, 2011, we completed the sale of our Medicare supplement insurance business.

We also have Corporate and Other activities which include debt financing expenses that are incurred at our holding company level, unallocated corporate income and expenses, eliminations of inter-segment transactions and the results of other businesses that are managed outside of our operating segments.

On March 27, 2013, we announced that we had agreed to sell our wealth management business to AqGen Liberty Acquisition, Inc., a subsidiary of AqGen Liberty Holdings LLC, a partnership of Aquiline Capital Partners and Genstar Capital, for approximately $412 million. Historically, this business has been reported as a separate segment. As a result of the sale agreement, the financial statements and other disclosures herein have been revised to reclassify this business as discontinued operations and report its financial position, results of operations and cash flows separately for all periods presented. The sale is expected to close in the second half of 2013, subject to customary closing conditions, including requisite regulatory approvals. Also included in discontinued operations was our tax and advisor unit, Genworth Financial Investment Services (“GFIS”), which was part of our wealth management business until the closing of the sale on April 2, 2012. See note 24 for additional information related to discontinued operations.